2. Summary of Significant Accounting Policies: Advertising (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Advertising	Advertising The costs of advertising are expensed as incurred. Advertising expense was $3,555, $75, $4015 and $145 for the three and six months ended June 30, 2013 and 2012, respectively.